Capital Requirements and Other Regulatory Matters - Actual Capital Amounts and Ratio's (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage, Minimum Amount	$ 507,760	$ 488,803
Tier 1 risk-based capital, Minimum Amount	426,002	366,792
Total risk-based capital, Minimum Amount	852,005	733,583
Tier 1 leverage capital, Minimum Ratio	4.00%	4.00%
Tier 1 risk-based capital, Minimum Ratio	4.00%	4.00%
Total risk-based capital, Minimum Ratio	8.00%	8.00%
Tier 1 leverage, Actual Amount	1,231,886	1,185,144
Tier 1 risk-based capital, Actual Amount	1,231,886	1,185,144
Total risk-based capital, Actual Amount	1,365,280	1,301,498
Tier 1 leverage, Actual Ratio	9.70%	9.70%
Tier 1 risk-based capital, Actual Ratio	11.57%	12.92%
Total risk-based capital, Actual Ratio	12.82%	14.19%
IBERIABANK [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage, Minimum Amount	505,723	486,307
Tier 1 risk-based capital, Minimum Amount	424,578	365,230
Total risk-based capital, Minimum Amount	849,157	730,461
Tier 1 leverage capital, Minimum Ratio	4.00%	4.00%
Tier 1 risk-based capital, Minimum Ratio	4.00%	4.00%
Total risk-based capital, Minimum Ratio	8.00%	8.00%
Tier 1 leverage capital, Well Capitalized Amount	632,154	607,884
Tier 1 risk-based capital, Well Capitalized Amount	636,868	547,845
Total risk-based capital, Well Capitalized Amount	1,061,446	913,076
Tier 1 leverage capital, Well Capitalized Ratio	5.00%	5.00%
Tier 1 risk-based capital, Well Capitalized Ratio	6.00%	6.00%
Total risk-based capital, Well Capitalized Ratio	10.00%	10.00%
Tier 1 leverage, Actual Amount	1,069,783	1,041,540
Tier 1 risk-based capital, Actual Amount	1,069,783	1,041,540
Total risk-based capital, Actual Amount	$ 1,202,738	$ 1,157,412
Tier 1 leverage, Actual Ratio	8.46%	8.57%
Tier 1 risk-based capital, Actual Ratio	10.08%	11.41%
Total risk-based capital, Actual Ratio	11.33%	12.68%